FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2019
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents assets (liabilities) measured at fair value on a recurring basis as of June 30, 2019:

	June 30, 2019
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$460	$460

Total assets	$460	$460

The following table presents assets (liabilities) measured at fair value on a recurring basis as of December 31, 2018:

	December 31, 2018
	Fair value measurements using input type
	Level 2	Total

Derivatives instruments	$(1,028)	$(1,028)

Total liabilities	$(1,028)	$(1,028)